Contingent Liabilities and Commitments_Details Of Payment Guarantees(Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	₩ 8,019,499	₩ 7,637,472
Contingent Liability For Commitments	141,474,541	105,207,038
The Face Value Of The Securities Which The Group Sold To General Customers Through The Bank Tellers	372	372
Confirmed payment guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	5,587,316	5,001,971
Confirmed payment guarantees in Korean won
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	794,153	783,089
Payment guarantees for KB purchasing loan
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	196,517	252,817
Other payment guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	597,636	530,272
Confirmed payment guarantees in foreign currency
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	4,050,800	3,558,878
Acceptances of letter of credit
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	208,926	147,987
Letter of guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	53,210	60,853
BidBondMember
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	51,528	46,984
Performance bond
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	604,311	563,506
Refund guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	592,925	778,779
Other payment guarantees in foreign currency
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	2,539,900	1,960,769
Financail guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	742,363	660,004
Payment guarantees for mortgage
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	50,497	57,446
Overseas debt guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	311,796	285,576
International financing guarantees in foreign currencies
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	110,070	46,953
Other financing payment guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	270,000	270,029
Unconfirmed acceptances and guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	2,432,183	2,635,501
Guarantees of letter of credit
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	1,745,340	2,250,542
Refund guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Estimated Financial Effect Of Contingent Liabilities	686,843	384,959
Commitments
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	138,590,372	102,183,167
Corporate loan commitments
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	37,340,727	32,857,616
Retail loan commitments
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	41,335,454	16,074,323
Credit line on credit cards
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	54,488,133	49,299,924
Purchase of other security investment and others
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	5,426,058	3,951,304
Financial Guarantees
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	2,884,169	3,023,871
Credit line
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	2,447,369	2,669,071
Purchase of security investment
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contingent Liability For Commitments	₩ 436,800	₩ 354,800
Law Suits As Plaintiff In The Normal Course Of The Business Member [Member]
Disclosure Of Contingent Liabilities Line Items [Line Items]
Loss Contingency Pending Claims Number	185
Estimated Financial Effect Of Contingent Assets	₩ 526,449
Law Suits As Defendant In The Normal Course Of The Business Member [Member]
Disclosure Of Contingent Liabilities Line Items [Line Items]
Loss Contingency Pending Claims Number	291
Loss Contingency Damages Sought Value	₩ 293,349
Construction Contracts Related To Headquarter Building Member[Member]
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contractual Commitments For Acquisition Of Property Plant And Equipment	151,280
Paid amount for contractual commitments during period	7,605
Construction Contracts Related To It Center Member[Member]
Disclosure Of Contingent Liabilities Line Items [Line Items]
Contractual Commitments For Acquisition Of Property Plant And Equipment	116,563
Paid amount for contractual commitments during period	₩ 42,857
Law Suits Cyber Incident Member [Member]
Disclosure Of Contingent Liabilities Line Items [Line Items]
Loss Contingency Pending Claims Number	113
Loss Contingency Damages Sought Value	₩ 6,906
Loss Contingency Accrual At Carrying Value	₩ 9,886
Complaints regarding insurance contracts
Disclosure Of Contingent Liabilities Line Items [Line Items]
Explanation Of Possibility Of Reimbursement Contingent Liabilities	As of December 31, 2018, the Group is in the process of filing complaints regarding insurance contracts including reverse pension plans; the amount paid and the timing related with this filing cannot be predicted as of December 31, 2018.